Federated Hermes Capital Income Fund
Portfolio of Investments
August 31, 2023 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—38.8%
		Communication Services—3.3%
43,382	[1]	Alphabet, Inc., Class A	$ 5,907,327
323,549		AT&T, Inc.	4,785,290
28,972		Comcast Corp., Class A	1,354,731
43,176		Deutsche Telekom AG, Class REG	924,298
11,959	[1]	Meta Platforms, Inc.	3,538,548
4,656	[1]	Netflix, Inc.	2,019,214
29,560	[1]	Walt Disney Co.	2,473,581
156,810	[1]	Warner Bros. Discovery, Inc.	2,060,483
		TOTAL	23,063,472
		Consumer Discretionary—3.1%
17,799	[1]	Amazon.com, Inc.	2,456,440
16,763	[1]	Aptiv PLC	1,700,606
30,734		Burberry Group PLC	849,213
16,084		Churchill Downs, Inc.	2,015,004
8,960		D. R. Horton, Inc.	1,066,419
76,237		Foot Locker, Inc.	1,495,770
214,954		Gap (The), Inc.	2,489,167
96,673		General Motors Co.	3,239,512
2,456		Home Depot, Inc.	811,217
11,649		Lowe’s Cos., Inc.	2,684,862
69,430		The Wendy’s Co.	1,374,020
8,832		TJX Cos., Inc.	816,783
1,739	[1]	Ulta Beauty, Inc.	721,737
		TOTAL	21,720,750
		Consumer Staples—2.7%
5,643		Constellation Brands, Inc., Class A	1,470,340
4,171		Costco Wholesale Corp.	2,291,047
7,872		Hershey Foods Corp.	1,691,378
26,824		Philip Morris International, Inc.	2,576,713
13,748		Procter & Gamble Co.	2,121,866
10,086		Target Corp.	1,276,383
50,207		The Coca-Cola Co.	3,003,885
24,622		Unilever PLC	1,257,743
20,800		WalMart, Inc.	3,382,288
		TOTAL	19,071,643
		Energy—2.6%
25,499		Chevron Corp.	4,107,889
32,670		ConocoPhillips	3,888,710
57,636		Exxon Mobil Corp.	6,408,547
18,281		Schlumberger Ltd.	1,077,848
14,501		TotalEnergies SE	911,872
16,675		Valero Energy Corp.	2,166,082
		TOTAL	18,560,948
		Financials—6.2%
25,632		Allstate Corp.	2,763,386
13,371		American Express Co.	2,112,484
36,830		American International Group, Inc.	2,155,292
16,081		Assurant, Inc.	2,240,566
106,956		Bank of America Corp.	3,066,428

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
2,144		BlackRock, Inc.	$ 1,501,958
14,828		Chubb Ltd.	2,978,500
9,039		Goldman Sachs Group, Inc.	2,962,171
20,647		Hartford Financial Services Group, Inc.	1,482,867
21,444		Intercontinental Exchange, Inc.	2,530,178
41,456		JPMorgan Chase & Co.	6,066,256
11,874		M&T Bank Corp.	1,484,844
18,407	[1]	PayPal Holdings, Inc.	1,150,622
11,060		Progressive Corp., OH	1,476,178
6,242		S&P Global, Inc.	2,439,748
15,075		Visa, Inc., Class A	3,703,626
91,295		Wells Fargo & Co.	3,769,571
		TOTAL	43,884,675
		Health Care—6.3%
17,370		Abbott Laboratories	1,787,373
62,321	[1]	Avantor, Inc.	1,349,250
11,983		Becton Dickinson & Co.	3,348,649
8,962		Danaher Corp.	2,374,930
145,737	[1]	Elanco Animal Health, Inc.	1,777,991
7,936		Eli Lilly & Co.	4,398,131
11,393		Gilead Sciences, Inc.	871,337
4,097		Humana, Inc.	1,891,298
39,714		Johnson & Johnson	6,420,960
3,889		McKesson Corp.	1,603,512
16,243		Medtronic PLC	1,323,805
28,529		Merck & Co., Inc.	3,109,090
114,367		Pfizer, Inc.	4,046,304
9,327		Sanofi	992,501
16,843	[1]	Tenet Healthcare Corp.	1,306,343
4,968		Thermo Fisher Scientific, Inc.	2,767,673
6,865		UnitedHealth Group, Inc.	3,271,722
12,006		Zimmer Biomet Holdings, Inc.	1,430,155
		TOTAL	44,071,024
		Industrials—3.2%
14,845	[1]	Boeing Co.	3,325,725
2,502		Deere & Co.	1,028,172
12,050		Dover Corp.	1,787,015
5,629		FedEx Corp.	1,469,282
17,117		Fortune Brands Innovations, Inc.	1,181,415
9,744		Hunt (J.B.) Transportation Services, Inc.	1,830,703
44,403		Knight-Swift Transportation Holdings, Inc.	2,434,172
10,523		L3Harris Technologies, Inc.	1,874,041
5,764		Parker-Hannifin Corp.	2,403,012
35,793		Stanley Black & Decker, Inc.	3,378,143
13,673		Waste Management, Inc.	2,143,653
		TOTAL	22,855,333
		Information Technology—7.7%
5,446		Accenture PLC	1,763,251
2,465	[1]	Adobe, Inc.	1,378,773
6,544		Analog Devices, Inc.	1,189,568
60,842		Apple, Inc.	11,430,387
6,815		Applied Materials, Inc.	1,041,059
4,135		Broadcom, Inc.	3,816,150
37,469		Cisco Systems, Inc.	2,148,847

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
29,049		IBM Corp.	$ 4,265,265
79,152		Intel Corp.	2,781,401
14,186		Microchip Technology, Inc.	1,160,982
39,448		Microsoft Corp.	12,929,477
12,348		MKS Instruments, Inc.	1,237,640
3,877		Motorola Solutions, Inc.	1,099,401
5,514		NVIDIA Corp.	2,721,435
11,527	[1]	Salesforce, Inc.	2,552,769
27,674		TD SYNNEX Corp.	2,815,830
		TOTAL	54,332,235
		Materials—1.6%
56,847		Freeport-McMoRan, Inc.	2,268,764
8,335		Linde PLC	3,225,979
16,345		LyondellBasell Industries N.V.	1,614,396
79,511	[1]	MP Materials Corp.	1,664,960
10,113		Vulcan Materials Co.	2,207,162
		TOTAL	10,981,261
		Real Estate—1.5%
10,882		American Tower Corp.	1,973,124
3,388		Equinix, Inc.	2,647,315
29,528		NNN REIT, Inc.	1,163,108
17,208		ProLogis, Inc.	2,137,234
74,918		RLJ Lodging Trust	748,431
8,334		Simon Property Group, Inc.	945,826
7,791		Sun Communities, Inc.	953,774
		TOTAL	10,568,812
		Utilities—0.6%
60,499		Southern Co.	4,097,597
		TOTAL COMMON STOCKS (IDENTIFIED COST $260,172,970)	273,207,750
		U.S. TREASURIES—11.9%
		U.S. Treasury Bond—4.9%
$43,100,000		United States Treasury Bond, 3.000%, 8/15/2052	34,338,581
		U.S. Treasury Note—7.0%
22,900,000		United States Treasury Note, 2.750%, 8/15/2032	20,546,970
21,100,000		United States Treasury Note, 4.250%, 5/31/2025	20,842,019
8,300,000		United States Treasury Note, 4.375%, 8/31/2028	8,351,227
		TOTAL	49,740,216
		TOTAL U.S. TREASURIES (IDENTIFIED COST $92,194,906)	84,078,797
		CORPORATE BONDS—3.5%
		Basic Industry - Metals & Mining—0.0%
75,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	68,013
35,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	22,624
		TOTAL	90,637
		Capital Goods - Aerospace & Defense—0.1%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	178,843
225,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	201,040
30,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	21,556
50,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	48,212
130,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	119,963
170,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	158,447
100,000		RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	98,923
		TOTAL	826,984

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—0.0%
$ 40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	$ 35,725
80,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	74,075
	TOTAL	109,800
	Capital Goods - Diversified Manufacturing—0.0%
25,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	21,372
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	77,273
	TOTAL	98,645
	Communications - Cable & Satellite—0.1%
95,000	Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	90,517
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	371,411
200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	189,260
	TOTAL	651,188
	Communications - Media & Entertainment—0.1%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	29,963
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	30,127
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	88,286
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	82,297
60,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	60,098
	TOTAL	290,771
	Communications - Telecom Wireless—0.1%
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	133,614
100,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	81,479
210,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	205,010
150,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	141,681
	TOTAL	561,784
	Communications - Telecom Wirelines—0.1%
200,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	182,362
85,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	58,016
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	163,481
150,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	121,421
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	77,158
	TOTAL	602,438
	Consumer Cyclical - Automotive—0.1%
150,000	Daimler Trucks Financial N.A., Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	129,733
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	82,721
150,000	Mercedes-Benz Finance NA, LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	148,598
	TOTAL	361,052
	Consumer Cyclical - Retailers—0.1%
150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	130,054
150,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	103,952
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	109,712
75,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	73,382
200,000	Home Depot, Inc., Sr. Unsecd. Note, 2.500%, 4/15/2027	184,997
150,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	136,339
	TOTAL	738,436
	Consumer Cyclical - Services—0.0%
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	74,277
	Consumer Non-Cyclical - Food/Beverage—0.1%
250,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	232,758
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	130,162
45,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	34,290
200,000	Grupo Bimbo S.A.B. de C.V., Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	197,336
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	124,208
130,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	102,269

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 150,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	$ 139,866
	TOTAL	960,889
	Consumer Non-Cyclical - Health Care—0.0%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	45,078
125,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	83,417
	TOTAL	128,495
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
235,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	211,959
100,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	99,522
190,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	188,490
60,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	47,761
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	173,162
	TOTAL	720,894
	Consumer Non-Cyclical - Products—0.0%
65,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	53,304
	Consumer Non-Cyclical - Tobacco—0.1%
85,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	55,556
150,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	152,216
145,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	142,429
	TOTAL	350,201
	Energy - Independent—0.0%
145,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	136,474
	Energy - Integrated—0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	48,057
	Energy - Midstream—0.1%
105,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	100,030
125,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	103,147
200,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	190,815
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	26,470
	TOTAL	420,462
	Energy - Oil Field Services—0.0%
105,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	108,769
	Energy - Refining—0.0%
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	132,276
	Financial Institution - Banking—0.7%
400,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	332,942
200,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	171,701
150,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	143,207
125,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	123,890
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	746,355
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	232,928
70,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	67,842
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	83,207
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 4/1/2025	241,355
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	280,976
250,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	238,183
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	235,250
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	83,122
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	566,812
65,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	64,253
80,000	Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	75,822
60,000	Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	59,017
100,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	95,019
350,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	357,866

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 100,000	Northern Trust Corp., Sub. Note, 6.125%, 11/2/2032	$ 102,147
150,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.887%, 6/7/2029	125,248
210,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	197,598
275,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	254,806
60,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	58,465
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	85,622
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	94,135
	TOTAL	5,117,768
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
50,000	Jefferies Group, LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	38,341
	Financial Institution - Insurance - Life—0.1%
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	163,545
340,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	254,840
	TOTAL	418,385
	Financial Institution - Insurance - P&C—0.1%
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	314,604
	Financial Institution - REIT - Apartment—0.1%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	182,559
250,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	245,966
	TOTAL	428,525
	Financial Institution - REIT - Healthcare—0.1%
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	191,215
110,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	90,883
	TOTAL	282,098
	Financial Institution - REIT - Office—0.1%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	96,046
150,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	138,581
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	27,047
	TOTAL	261,674
	Financial Institution - REIT - Other—0.0%
115,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	103,688
	Financial Institution - REIT - Retail—0.0%
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	150,399
	Multi-Utilities—0.5%
3,700,000	CenterPoint Energy, Inc., Conv. Bond, 4.250%, 8/15/2026	3,679,491
	Technology—0.1%
95,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	86,910
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	3,761
155,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	140,743
135,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	129,843
150,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	137,019
250,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	272,486
125,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	126,305
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	35,482
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	27,306
	TOTAL	959,855
	Technology Services—0.0%
40,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	32,777
	Transportation - Airlines—0.3%
2,000,000	American Airlines Group, Inc., Conv. Bond, 6.500%, 7/1/2025	2,290,420
	Transportation - Railroads—0.0%
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	77,358
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	56,020
	TOTAL	133,378

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Services—0.0%
$ 120,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	$ 94,102
135,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	130,142
		TOTAL	224,244
		Utility - Electric—0.3%
80,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	80,188
75,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	61,461
150,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	123,208
125,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	127,431
100,000		Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	99,278
40,000		Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	40,143
280,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	228,143
290,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	275,975
30,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	23,257
80,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	64,811
230,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	227,181
100,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	96,865
130,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	106,789
150,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	144,842
45,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	38,876
175,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	162,718
280,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	264,689
45,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	38,945
		TOTAL	2,204,800
		Utility - Natural Gas—0.0%
250,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	203,425
		TOTAL CORPORATE BONDS (IDENTIFIED COST $26,044,385)	24,309,705
		PREFERRED STOCKS—3.3%
		Communication Services—0.9%
47,114		Google, Issued by JP Morgan Chase & Co., ELN, 2.000%, 9/27/23	6,290,661
		Consumer Discretionary—0.7%
36,835		Amazon, Issued by JP Morgan & Chase Co., ELN, 5.000%, 10/13/23	4,645,630
		Financials—0.5%
60,000		Apollo Global Management, Inc., Conv. Pfd., 6.750%	3,263,400
		Industrials—0.1%
25,000		Clarivate PLC, Conv. Pfd., 5.250%	806,000
		Utilities—1.1%
45,336		AES Corp., Conv. Bond, 6.875%	3,243,790
112,000		NextEra Energy, Inc., Conv. Pfd., 6.926%	4,737,600
		TOTAL	7,981,390
		PREFERRED STOCKS (IDENTIFIED COST $23,975,851)	22,987,081
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.0%
		Commercial Mortgage—0.6%
$ 285,000		Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	244,326
875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	824,844
1,225,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	1,157,996
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	366,821
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	1,828,575
		TOTAL	4,422,562
		Federal Home Loan Mortgage Corporation—0.2%
966,753		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	851,535
600,000		Federal Home Loan Mortgage Corp. REMIC, Series K109, Class A2, 1.558%, 4/25/2030	490,793
		TOTAL	1,342,328

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—0.2%
$ 1,816,034		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	$ 1,440,058
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,196,839)	7,204,948
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
		Federal Home Loan Mortgage Corporation—0.1%
1,025,000		Federal Home Loan Mortgage Corp. REMIC, Series K054, Class A2, 2.745%, 1/25/2026 (IDENTIFIED COST $1,031,658)	970,775
		ASSET-BACKED SECURITY—0.1%
		Other—0.1%
734,079		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039 (IDENTIFIED COST $727,216)	689,976
		WARRANT—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	244,070
		INVESTMENT COMPANIES—41.0%
11,781,656		Emerging Markets Core Fund	93,192,903
6,492,383		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.43%[3]	6,492,383
14,587,100		High Yield Bond Core Fund	78,770,341
13,449,497		Mortgage Core Fund	110,689,357
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $362,491,410)	289,144,984
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $774,835,235)	702,838,086
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	1,775,761
		TOTAL NET ASSETS—100%	$704,613,847
At August 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	80	$16,304,375	December 2023	$52,351
United States Treasury Notes 5-Year Long Futures	462	$49,397,906	December 2023	$146,484
United States Treasury Notes 10-Year Ultra Long Futures	123	$14,281,453	December 2023	$24,708
Short Futures:
United States Treasury Notes 10-Year Short Futures	49	$5,440,531	December 2023	$(14,283)
United States Treasury Ultra Bond Short Futures	395	$51,140,156	December 2023	$(584,545)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(375,285)
The average notional value of long and short futures contracts held by the Fund throughout the period was $119,675,905 and $58,713,364, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2023, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 08/31/2023	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
JP Morgan	CDX Index HY Series 39	Buy	(5.000)%	12/20/2027	4.09%	$7,425,000	$235,700	$(47,857)	$283,557
TOTAL CREDIT DEFAULT SWAPS							$235,700	$(47,857)	$283,557
The average notional amount of swap contracts held by the Fund throughout the period was $16,462,500. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2023, the Fund had the following outstanding written option contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
JP Morgan	Microsoft Corp.	390	$12,782,640	September 2023	$355.00	$(13,845)
JP Morgan	Netflix, Inc.	46	$1,994,928	September 2023	$460.00	$(11,776)
JP Morgan	NVIDIA Corp.	55	$2,714,525	September 2023	$510.00	$(50,050)
(Premium Received $43,746)						$(75,671)
The average market value of purchased put and call options held by the Fund throughout the period was $116,428 and $4,263, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Swap Contracts and Value of Written Options is included in “Other Assets and Liabilities–Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2023, were as follows:
Affiliates	Value as of 11/30/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2023	Shares Held as of 8/31/2023	Dividend Income
Emerging Markets Core Fund	$81,091,429	$23,000,000	$(11,000,000)	$195,169	$(93,695)	$93,192,903	11,781,656	$5,124,865
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$43,085,160	$170,999,312	$(207,609,973)	$14,451	$3,433	$6,492,383	6,492,383	$778,463
High Yield Bond Core Fund	$84,061,474	$—	$(6,999,997)	$3,351,322	$(1,642,458)	$78,770,341	14,587,100	$4,173,748
Mortgage Core Fund	$144,159,638	$6,362,151	$(37,098,292)	$(767,855)	$(1,966,285)	$110,689,357	13,449,497	$3,567,590
TOTAL OF AFFILIATED TRANSAC- TIONS	$352,397,701	$200,361,463	$(262,708,262)	$2,793,087	$(3,699,005)	$289,144,984	46,310,636	$13,644,666

1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$254,587,739	$—	$—	$254,587,739
International	13,684,384	4,935,627	—	18,620,011
Preferred Stocks
Domestic	11,244,790	10,936,291	—	22,181,081
International	806,000	—	—	806,000
Debt Securities:
U.S. Treasuries	—	84,078,797	—	84,078,797
Corporate Bonds	—	24,309,705	—	24,309,705
Collateralized Mortgage Obligations	—	7,204,948	—	7,204,948
Commercial Mortgage-Backed Security	—	970,775	—	970,775
Asset-Backed Security	—	689,976	—	689,976
Warrant	—	244,070	—	244,070
Investment Companies	289,144,984	—	—	289,144,984
TOTAL SECURITIES	$569,467,897	$133,370,189	$—	$702,838,086
Other Financial Instruments:
Assets
Futures Contracts	$223,543	$—	$—	$223,543
Swap Contracts	235,700	—	—	235,700
Liabilities
Futures Contracts	(598,828)	—	—	(598,828)
Written Options Contracts	(75,671)	—	—	(75,671)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(215,256)	$—	$—	$(215,256)

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
ELN	—Equity-Linked Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit